Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
HPP Gov. Jayme Canet Júnior (Mauá) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation	51.00%
Joint operations	R$ 541,791	R$ 567,082
HPP Gov. Jayme Canet Júnior (Mauá) [Member] | In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Joint operations	R$ 860,522	859,888
Annual average depreciation rate	2.74%
(-) Accumulated depreciation	R$ (336,843)	(313,253)
HPP Gov. Jayme Canet Júnior (Mauá) [Member] | In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Joint operations	R$ 18,112	20,447
H P P Baixo Iguacu [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation	30.00%
Joint operations	R$ 603,298	630,175
H P P Baixo Iguacu [Member] | In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Joint operations	R$ 701,346	697,225
Annual average depreciation rate	3.30%
(-) Accumulated depreciation	R$ (132,481)	(110,039)
H P P Baixo Iguacu [Member] | In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Joint operations	34,433	42,989
Joint operations	1,145,089	1,197,257
(-) Accumulated depreciation	(9,100,072)	(9,421,666)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
(-) Accumulated depreciation	(9,100,072)	(9,421,666)
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
(-) Accumulated depreciation	R$ 0	R$ 0